Quarterly Data And Share Information (FY)	12 Months Ended
Dec. 31, 2019
Quarterly Data And Share Information [Abstract]
Quarterly Data And Share Information
14. Quarterly Data and Share Information (unaudited)

The following tables sets forth for the fiscal periods indicated, selected consolidated financial data (In thousands, except per share data)

Fiscal Year Ended 2019	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Revenues	$1,171	$1,390	$1,215	$1,135
Net income (loss) from continuing operations	(96)	9	(182)	(167)
Income (loss) per common share from continuing operations	$(0.01)	$0.00	$(0.02)	$(0.01)

Fiscal Year Ended 2018	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Revenues	$1,367	$1,475	$1,654	$1,375
Net income (loss) from continuing operations	133	99	298	(88)
Income (loss) per common share from continuing operations	$0.01	$0.01	$0.03	$(0.01)